Statements of Financial Position - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Current
Cash	$ 1,296,756
Cash held in trust	65	$ 37,500
Trade and other receivables (note 6)	79,027	101,784
Inventories (note 7)	491,527	818,811
Prepaid expenses	170,979	8,595
Grants and investment tax credits receivable	402,239	400,079
Total current assets	2,440,593	1,366,769
Right-of-use assets (note 9)	652,967
Property and equipment (note 8)	538,065	507,483
Advances to related parties (note 14)		40,310
Total non-current assets	1,191,032	547,793
Total assets	3,631,625	1,914,562
Current
Bank indebtedness (note 10)	170,000	283,813
Trade and other payables (note 11)	639,837	376,303
Contract liabilities (note 12)	20,443	180,072
Advances from related parties (note 14)	898,489	597,341
Current portion of lease liabilities (note 13)	120,815
Current portion of long-term debt (note 15)	57,249	17,628
Current portion of obligation under finance lease		4,377
Total current liabilities	1,906,833	1,459,534
Non-current
Advances from related parties (note 14)		452,723
Lease liabilities (note 13)	552,173
Long-term debt (note 15)	354,488	125,862
Finance lease		3,839
Deferred income taxes (note 18)	26,216	4,906
Total non-current liabilities	932,877	587,330
Total liabilities	2,839,710	2,046,864
Shareholders' equity (deficiency)
Capital stock (note 16)	2,497,813	525
Contributed surplus (note 17)	739,961
Capital stock to be issued (note 16)		37,500
Deficit	(2,445,859)	(170,327)
Total equity	791,915	(132,302)
Total equity and liabilities	$ 3,631,625	$ 1,914,562